Eventide Dividend Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	COMMON STOCK - 59.8%
	AUTO MANUFACTURERS - 1.2%
9,100	Honda Motor Co. Ltd. - ADR	$237,328

	AUTO PARTS & EQUIPMENT - 3.8%
6,400	Aptiv PLC	559,488
9,400	Cie Generale des Etablissements Michelin SCA - ADR	209,103
		768,591
	BANKS - 2.3%
18,400	First Horizon National Corp.	298,080
1,800	First Republic Bank	174,060
		472,140
	BUILDING MATERIALS - 3.9%
9,400	Johnson Controls International PLC	412,566
2,500	Vulcan Materials Co.	378,100
		790,666
	ELECTRIC - 8.1%
21,600	Atlantica Yield PLC	520,344
11,900	EDP Renovaveis SA	129,294
33,500	Hydro One Ltd. [1]	626,785
1,600	NextEra Energy, Inc.	372,784
		1,649,207
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
18,800	Schneider Electric SE - ADR	327,496

	ELECTRONICS - 4.2%
16,000	ABB Ltd. - ADR	314,720
4,200	Agilent Technologies, Inc.	321,846
310	Mettler-Toledo International, Inc. [2]	218,364
		854,930
	ENERGY-ALTERNATE SOURCES - 5.6%
20,900	Pattern Energy Group, Inc.	562,837
16,700	TerraForm Power, Inc.	304,357
10,500	Vestas Wind Systems - ADR	271,635
		1,138,829
	ENGINEERING & CONSTRUCTION - 1.2%
9,400	Vinci SA - ADR	252,860

	ENVIORNMENTAL CONTROL - 2.4%
4,300	Waste Management, Inc.	494,500

	INSURANCE - 2.6%
20,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	526,197

	MACHINERY-DIVERSIFIED - 3.5%
13,591	FANUC Corp. - ADR	255,783
900	IDEX Corp.	147,492
3,900	Xylem, Inc.	310,518
		713,793
	MISCELLANEOUS MANUFACTURING - 2.3%
2,100	Eaton Corp. PLC	174,615
2,400	Ingersoll-Rand PLC	295,704
		470,319
	OFFICE FURNISHINGS - 0.9%
4,200	Herman Miller, Inc. - ADR	193,578

	PIPELINES - 2.0%
3,900	ONEOK, Inc.	287,391
5,000	Williams Cos., Inc.	120,300
		407,691
	RETAIL - 2.0%
3,600	Lowe's Cos., Inc.	395,856

Eventide Dividend Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Fair Value

	COMMON STOCK - 59.8% (Continued)
	SEMICONDUCTORS - 6.2%
2,100	ASML Holding NV	$521,682
500	NVIDIA Corp.	87,035
3,900	NXP Semiconductors NV	425,568
4,800	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	223,104
		1,257,389
	SOFTWARE - 3.0%
600	Constellation Software, Inc.	601,112

	TELECOMMUNICATIONS - 3.0%
81,200	Nokia OYJ - ADR	410,872
24,100	Telefonaktiebolaget LM Ericsson - ADR	192,318
		603,190

	TOTAL COMMON STOCK (Cost $11,219,790)	12,155,672

	LIMITED PARTNERSHIPS - 6.7%
	ENERGY-ALTERNATIVE SOURCES - 3.5%
13,300	NextEra Energy Partners LP	702,772

	ELECTRIC - 3.2%
16,000	Brookfield Renewable Partners LP	649,920

	TOTAL LIMITED PARTNERSHIPS (Cost $1,094,605)	1,352,692

	PREFERRED STOCK - 3.5%
	AGRICULTURE - 1.5%
3,000	Bunge Ltd., 4.88%, Perpetual	304,890

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.0%
320	Crown Castle International Corp., 6.88%, 8/1/2020	403,894

	TOTAL PREFERRED STOCK (Cost $641,504)	708,784

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 16.3%
3,400	Alexandria Real Estate Equities, Inc.	523,736
3,000	Crown Castle International Corp.	417,030
600	Equinix, Inc.	346,080
4,100	Equity Residential	353,666
9,000	Granite Point Mortgage Trust, Inc.	168,660
15,300	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	445,995
10,000	HCP, Inc.	356,300
4,100	Prologis, Inc.	349,402
2,500	Ventas, Inc.	182,575
1,900	Welltower, Inc.	172,235
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,903,107)	3,315,679

	SHORT-TERM INVESTMENT - 0.5%
101,585	Fidelity Investments Money Market Fund - Institutional Class, 1.86% [3]	101,585
	TOTAL SHORT-TERM INVESTMENT (Cost $101,585)

	TOTAL INVESTMENTS - 86.8% (Cost $15,960,591)	$17,634,412
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.2%	2,688,428
	TOTAL NET ASSETS - 100.0%	$20,322,840

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
1. 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 3.08% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
2. Non-Income producing security.
3. Interest rate reflects seven-day effective yield on September 30, 2019.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	COMMON STOCK - 85.1%
	ADVERTISING - 3.4%
425,000	Trade Desk, Inc. [1]	$79,708,750

	AUTO PARTS & EQUIPMENT - 3.2%
257,000	Aptiv PLC	22,466,940
184,000	Lear Corp.	21,693,600
587,000	Magna International, Inc.	31,304,710
		75,465,250
	BIOTECHNOLOGY - 6.2%
602,000	Biohaven Pharmaceutical Holding Co. Ltd. [1]	25,115,440
618,646	Essa Pharma, Inc. [1,2,3]	1,980,596
275,000	Exact Sciences Corp. [1]	24,851,750
1,595,786	Magenta Therapeutics, Inc. [1]	16,372,764
430,000	Sage Therapeutics, Inc. [1]	60,324,700
1,720,608	Stemline Therapeutics, Inc. [1]	17,911,529
		146,556,779
	BUILDING MATERIALS - 4.0%
200,000	Lennox International, Inc.	48,594,000
305,000	Vulcan Materials Co.	46,128,200
		94,722,200
	COMMERCIAL SERVICES - 3.0%
111,000	Cintas Corp.	29,759,100
750,000	ServiceMaster Global Holdings, Inc. [1]	41,925,000
		71,684,100
	COMPUTERS - 1.6%
150,000	Elastic NV [1]	12,351,000
420,000	Varonis Systems, Inc. [1]	25,107,600
		37,458,600
	DISTRIBUTION/WHOLESALE - 3.3%
610,000	IAA, Inc. [1]	25,455,300
610,000	KAR Auction Services, Inc.	14,975,500
185,000	Pool Corp.	37,314,500
		77,745,300
	ELECTRIC - 0.8%
736,000	Atlantica Yield PLC	17,730,240

	ELECTRONICS - 2.1%
71,000	Mettler-Toledo International, Inc. [1]	50,012,400

	ENERGY-ALTERNATE SOURCES -1.1%
970,000	Pattern Energy Group, Inc.	26,122,100

	ENVIRONMENTAL CONTROL -3.1%
804,000	Waste Connections, Inc.	73,968,000

	FOOD - 0.3%
4,132,375	SunOpta, Inc. [1]	7,438,275

	HEALTHCARE-PRODUCTS - 1.8%
102,900	IDEXX Laboratories, Inc. [1]	27,981,597
25,000	Intuitive Surgical, Inc. [1]	13,498,250
		41,479,847
	INTERNET - 6.7%
150,000	Okta, Inc. [1]	14,769,000
287,000	Palo Alto Networks, Inc. [1]	58,499,210
158,000	Proofpoint, Inc. [1]	20,389,900
573,000	Wayfair, Inc. [1]	64,244,760
		157,902,870
Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Fair Value

	COMMON STOCK - 85.1% (Continued)
	MACHINERY-DIVERSIFIED - 5.8%
214,000	Roper Technologies, Inc.	$76,312,400
759,000	Xylem, Inc.	60,431,580
		136,743,980
	PHARMACEUTICALS - 12.7%
1,801,000	Aimmune Therapeutics, Inc. [1]	37,712,940
1,123,000	Ascendis Pharma A/S - ADR [1]	108,167,360
1,344,376	Collegium Pharmaceutical, Inc. [1]	15,433,436
164,450	Entasis Therapeutics Holdings, Inc. [1]	958,744
2,124,334	Myovant Sciences Ltd. [1]	11,046,537
720,000	Sarepta Therapeutics, Inc. [1]	54,230,400
1,824,000	Zogenix, Inc. [1]	73,032,960
		300,582,377
	RETAIL - 2.6%
565,000	Lowe's Cos., Inc.	62,127,400

	SEMICONDUCTORS - 5.4%
172,000	ASML Holding NV	42,728,240
555,000	Inphi Corp. [1]	33,882,750
227,000	Lam Research Corp.	52,461,970
		129,072,960
	SOFTWARE - 15.2%
300,000	Datadog, Inc. [1]	10,173,000
1,250,000	Five9, Inc. [1]	67,175,000
350,000	HubSpot, Inc. [1]	53,063,500
330,000	Instructure, Inc. [1]	12,784,200
92,500	MongoDB, Inc. [1]	11,144,400
141,000	Paycom Software, Inc. [1]	29,538,090
975,000	Smartsheet, Inc. [1]	35,129,250
428,000	Splunk, Inc. [1]	50,444,080
827,000	Twilio, Inc. [1]	90,936,920
		360,388,440
	TELECOMMUNICATIONS - 1.2%
117,000	Arista Networks, Inc. [1]	27,953,640

	TRANSPORTATION - 1.6%
135,000	Old Dominion Freight Line, Inc.	22,945,950
220,000	XPO Logistics, Inc. [1]	15,745,400
		38,691,350

	TOTAL COMMON STOCK (Cost $1,560,072,843)	2,013,554,858

	LIMITED PARTNERSHIPS - 2.2%
	ENERGY-ALTERNATIVE SOURCES - 2.2%
996,722	NextEra Energy Partners LP	52,666,790
	TOTAL LIMITED PARTNERSHIPS (Cost 33,648,293)	52,666,790

	PREFERRED STOCK - 2.0%
	PHARMACEUTICALS - 2.0%
179,406	Beta Bionic Series B [1,2,4,5,6]	27,269,712
426,152	Entasis Therapeutics Holdings, Inc. [1,2,4,5,6]	2,412,873
539,806	Magenta Therapeutics, Inc. [1,2,3,4,5,6]	5,261,489
3,982,940	Peloton Therapeutics, Inc. [1,2,4,5,6]	3,424,532
7,263,746	Pliant Therapeutics Series B [1,2,3,4,5,6]	9,499,999
	TOTAL PREFERRED STOCK (Cost $65,200,142)	47,868,605

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.1%
300,000	Crown Castle International Corp.	$41,703,000
110,000	Extra Space Storage, Inc.	12,850,200
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,510,250
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $44,329,336)	73,063,450

	SHORT-TERM INVESTMENTS - 0.5%
10,699,383	Fidelity Investments Money Market Fund - Institutional Class, 1.86% [7]	10,699,383
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,699,383)	10,699,383

	TOTAL INVESTMENTS - 92.9% (Cost $1,713,949,997)	$2,197,853,086
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.1%	167,286,182
	TOTAL NET ASSETS - 100.0%	$2,365,139,268

ADR- American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
1. Non-Income producing security.
2. Illiquid security. As of September 30, 2019, represented 2.11% of Total Net Assets.
3. Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
4. Security fair valued as of September 30, 2019 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2019 amounted to $47,868,605, which represents approximately 2.02% of net assets of the Fund.
5. Private investment.
6. Restricted security.
7. Interest rate reflects seven-day effective yield on September 30, 2019.

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	COMMON STOCK - 92.0%
	BIOTECHNOLOGY - 42.2%
1,950,000	Amicus Therapeutics, Inc. [1]	$15,639,000
230,000	Argenx SE - ADR [1]	26,210,800
499,000	Audentes Therapeutics, Inc. [1]	14,016,910
1,305,307	AvroBio, Inc. [1]	18,430,935
1,032,000	BioHaven Pharmaceutical Holding Co. Ltd. [1]	43,055,040
462,000	Blueprint Medicines Corp. [1]	33,943,140
947,000	Crinetics Pharmaceuticals, Inc. [1]	14,242,880
1,391,522	Essa Pharma, Inc. [1,2,3]	4,454,959
220,000	Exact Sciences Corp. [1]	19,881,400
296,000	Karuna Therapeutics, Inc. [1]	4,830,720
1,359,646	Magenta Therapeutics, Inc. [1]	13,949,968
301,000	Mirati Therapeutics, Inc.	23,450,910
270,000	Orchard Therapeutics plc - ADR [1]	3,207,600
1,415,000	Rocket Pharmaceuticals, Inc. [1]	16,484,750
360,000	Sage Therapeutics, Inc. [1]	50,504,400
425,000	Satsuma Pharmaceuticals, Inc. [1]	6,379,250
2,440,000	Stemline Therapeutics, Inc. [1]	25,400,400
400,000	Synthorx, Inc. [1]	6,508,000
930,000	Veracyte, Inc. [1]	22,320,000
1,274,100	Xenon Pharmaceuticals, Inc. [1]	11,479,641
		374,390,703
	HEALTHCARE-PRODUCTS - 1.0%
119,000	Repligen Corp. [1]	9,126,110

	HOLDING COMPANIES-DIVERSIFIED - 1.8%
800,000	ARYA Sciences Acquisition Corp. [1,3]	8,768,000
680,000	Health Sciences Acquisitions Corp. [1]	7,296,400
		16,064,400
	PHARMACEUTICALS - 47.0%
1,283,000	Aimmune Therapeutics, Inc. [1]	26,866,020
575,648	Ascendis Pharma A/S - ADR[1]	55,446,415
462,852	Catalyst Biosciences, Inc. [1]	2,272,603
1,083,600	Collegium Pharmaceutical, Inc. [1]	12,439,728
228,063	Entasis Therapeutics Holdings, Inc. [1]	1,329,607
720,000	Fennec Pharmaceuticals, Inc. [1]	3,463,200
173,000	Galapagos NV [1]	26,410,180
535,000	Global Blood Therapeutics, Inc. [1]	25,958,200
175,000	GW Pharmaceuticals PLC - ADR[1]	20,130,250
1,680,000	KalVista Pharmaceuticals, Inc. [1,3]	19,488,000
1,236,000	Momenta Pharmaceuticals, Inc. [1]	16,018,560
621,000	MyoKardia, Inc. [1]	32,385,150
2,570,583	Myovant Sciences Ltd. [1]	13,367,032
353,000	Neurocrine Biosciences, Inc. [1]	31,808,830
743,000	Ra Pharmaceuticals, Inc. [1]	17,571,950
499,000	Sarepta Therapeutics, Inc. [1]	37,584,680
525,000	Sutro Biopharma, Inc. [1]	4,772,250
500,000	uniQure NV [1]	19,680,000
300,000	Xencor, Inc. [1]	10,119,000
1,017,300	Zogenix, Inc. [1]	40,732,692
		417,847,347
	TOTAL COMMON STOCK (Cost $788,933,199)	817,425,560
Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Fair Value

	PREFERRED STOCK - 7.0%
	PHARMACEUTICALS - 7.0%
122,828	Beta Bionic Series B [1,2,4,5,6]	$18,669,856
60,876	Entasis Therapeutics Holdings, Inc. [1,2,4,5,6]	344,680
5,000,000	Goldfinch Biopharma, Inc. [1,2,4,5,6]	4,750,000
686,234	Karuna Pharmaceuticals, Inc. [1,2,4,5,6]	10,639,372
1,528,871	Peloton Therapeutics, Inc. [1,2,4,5,6]	1,314,523
3,631,873	Pliant Therapeutics Series B [1,2,4,5,6]	4,750,000
558,382	Satsuma Pharmaceuticals, Inc. [1,2,4,5,6]	7,962,248
719,894	Sutro Biopharma, Inc. [1,2,3,4,5,6]	6,216,645
428,572	Zeno Pharma LLC Series C [1,2,4,5,6]	7,125,009
	TOTAL PREFERRED STOCK (Cost $63,200,114)	61,772,333

	SHORT-TERM INVESTMENTS - 0.3%
3,088,247	Fidelity Investments Money Market Fund - Institutional Class, 1.86% [7]	3,088,247
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,088,247)	3,088,247

	TOTAL INVESTMENTS - 99.3% (Cost $855,221,560)	$882,286,140
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	6,357,325
	TOTAL NET ASSETS - 100.0%	$888,643,465

ADR - American Deospitary Receipt
PLC - Public Limited Company
1. Non-Income producing security.
2. Illiquid security. As of September 30, 2019 represented 6.56% of Total Net Assets.
3. Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
4. Security fair valued as of September 30, 2019 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as September 30, 2019 amounted to $61,772,333, which represents approximately 6.95% of net assets of the Fund.
5. Private investment.
6. Restricted security.
7. Interest rate reflects seven-day effective yield on September 30, 2019.

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	PREFERRED STOCK - 6.2%
	BANKS - 1.6%
7,800	BOK Financial Corp., 5.38%, 6/30/2056	$200,538
6,746	Hancock Whitney Corp., 5.95%, 6/15/2045	172,967
		373,505
	ELECTRIC - 0.8%
6,680	Southern Co., 6.25%, 10/15/2075	178,623

	INSURANCE - 0.9%
7,567	WR Berkley Corp., 5.75%, 6/1/2056	195,002

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.9%
8,784	PS Business Parks, Inc., 5.25%, Perpetual	230,756
8,236	Public Storage, 5.38%, Perpetual	207,630
		438,386
	TRUCKING & LEASING - 1.0%
7,782	GATX Corp., 5.63%, 5/30/2066	213,772

	TOTAL PREFERRED STOCK (Cost $1,358,452)	1,399,288

Par Value

	CORPORATE BONDS - 50.3%
	BANKS - 1.1%
$250,000	BB&T Corp., 2.47%, 2/1/2021, Quarterly US LIBOR +0.2200% [1]	249,846

	BIOTECHNOLOGY - 1.8%
400,000	Celgene Corp., 3.25%, 2/20/2023	414,346

	COMPUTERS - 3.2%
250,000	Apple, Inc., 3.00%, 6/20/2027	263,092
450,000	NetApp, Inc., 3.30%, 9/29/2024	460,095
		723,187
	DIVERSIFIED FINANCIAL SERVICES - 7.5%
350,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	355,748
250,000	Eaton Vance Corp., 3.50%, 4/6/2027	264,929
250,000	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	267,065
200,000	Legg Mason, Inc., 4.75, 3/15/2026	219,120
250,000	Nasdaq, Inc., 4.25%, 6/1/2024	270,443
300,000	Stifel Financial Corp., 4.25%, 7/18/2024	316,070
		1,693,375
	ELECTRICAL COMP & EQUIPMENT - 1.1%
250,000	Emerson Electric Co., 2.63%, 12/1/2021	253,028

	HOUSEWARES - 1.1%
250,000	Tupperware Brands Corp.,4.75%, 6/1/2021	255,653

	INSURANCE - 6.4%
250,000	Aflac, Inc., 2.88%, 10/15/2026	255,323
350,000	CNA Financial Corp., 3.95%, 5/15/2024	375,852
250,000	Fidelity National Financial, Inc., 5.50%, 9/1/2022	268,370
250,000	Old Republic International Corp., 4.88, 10/1/2024	273,951
250,000	Primerica, Inc., 4.75%, 7/15/2022	265,025
		1,438,521
	MACHINERY-DIVERSIFIED - 1.6%
350,000	Roper Technologies, Inc., 3.65%, 9/15/2023	367,646

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Par Value		Fair Value

	CORPORATE BONDS - 50.3% (Continued)
	REAL ESTATE INVESTMENT TRUST (REITS) - 8.8%
$348,000	Boston Properties LP, 3.13%, 9/1/2023	$359,381
250,000	CubeSmart LP, 4.80%, 7/15/2022	264,537
450,000	HCP, Inc.,4.25%, 11/15/2023	480,674
250,000	Kimco Realty Corp., 3.20%, 5/1/2021	253,648
200,000	Prologis LP, 3.75%, 11/1/2025	217,989
400,000	Ventas Realty LP, 3.10%, 1/15/2023	410,438
		1,986,667
	RETAIL - 6.9%
450,000	AutoZone, Inc., 2.88%, 1/15/2023	458,075
250,000	AutoZone, Inc., 3.25%, 4/15/2025	259,059
450,000	Lowe's Cos, Inc., 3.12%, 4/15/2022	460,352
350,000	O'Reilly Automotive, Inc., 3.85%, 6/15/2023	367,597
		1,545,083
	SEMICONDUCTORS - 3.5%
225,000	KLA-Tencor Corp., 4.65%, 11/1/2024	247,886
250,000	Lam Research Corp., 3.80%, 3/15/2025	267,227
250,000	NVIDIA Corp., 3.20%, 9/16/2026	263,051
		778,164
	SOFTWARE - 2.1%
450,000	Fiserv, Inc., 3.50%, 10/1/2022	467,555

	TELECOMMUNICATIONS - 2.9%
350,000	Juniper Networks, Inc., 4.50%, 3/15/2024	376,073
250,000	Verizon Communications, Inc., 3.88%, 2/8/2029	274,575
		650,648
	TRANSPORTATION - 2.3%
220,000	CH Robinson Worldwide, Inc., 4.20%, 4/15/2028	243,009
250,000	Kansas City Southern, 3.85%, 11/15/2023	261,298
		504,307

	TOTAL CORPORATE BONDS (Cost $11,046,301)	11,328,026

	MUNICIPAL BONDS - 5.1%
	DELAWARE - 0.2%
35,000	Delaware State Housing Authority, 2.75%, 12/1/2041	35,258

	ILLINOIS - 1.2%
265,000	Cook County Community High School District No 229 Oak Lawn, 3.00%, 12/1/2020	269,907

	MARYLAND - 0.7%
160,000	Maryland Community Development Administration, 3.24%, 9/1/2048	162,119

	MASSACHUSETTS - 0.9%
20,000	Massachusetts Housing Finance Agency, 3.28%, 12/1/2020	20,305
180,000	Massachusetts Housing Finance Agency, 4.00%, 6/1/2039	189,464
		209,769
	PENNSYLVANIA - 1.0%
200,000	Pennsylvania Higher Educational Facilities Authority, 4.00%, 6/15/2023	213,296

	WASHINGTON - 1.1%
250,000	Port of Camas-Washougal WA, 2.00%, 12/1/2019	249,891

	TOTAL MUNICIPAL BONDS (Cost $1,125,790)	1,140,240

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Par Value		Fair Value

	AGENCY COLLATERAL CMO - 8.6%
$167,543	Fannie Mae Interest Strip, 3.00%, 11/25/2042	$172,804
18,098	Fannie Mae REMICS, 2.00%, 7/25/2037	18,016
41,421	Fannie Mae REMICS, 2.50%, 12/25/2028	41,697
232,080	Fannie Mae REMICS, 3.00%, 8/25/2036	239,001
250,000	Fannie Mae REMICS, 3.00%, 12/25/2040	255,999
368,967	Fannie Mae REMICS, 3.00%, 10/25/2042	378,628
187,083	Fannie Mae REMICS, 3.50%, 10/25/2042	197,012
67,874	Freddie Mac REMICS, 2.25%, 2/15/2028	68,013
183,078	Freddie Mac REMICS, 3.00%, 12/15/2044	190,012
256,817	Freddie Mac REMICS, 3.00%, 6/15/2046	263,944
113,848	Government National Mortgage Association, 3.50%, 7/20/2023	117,276
	TOTAL AGENCY COLLATERAL CMO (Cost $1,911,223)	1,942,402

	ASSET BACKED SECURITIES - 4.8%
359,027	FGLMC Collateral, 3.00%, 5/1/2046	367,944
165,708	FGLMC Collateral, 3.00%, 6/1/2036	170,477
155,417	FGLMC Collateral, 3.50%, 5/1/2046	161,771
13,109	FHLMC Collateral, 4.47%, 9/1/2022	13,144
861	FHLMC Collateral, 4.62%, 5/1/2038 , H15T1Y +2.0950% [1]	897
2,767	FHLMC Collateral, 4.64%, 1/1/2024, Monthly US LIBOR +1.7500% [1]	2,777
3,497	FHLMC Collateral, 4.97%, 1/1/2024, H15T1Y +2.1390% [1]	3,583
1,620	FNMA Collateral, 3.96%, 9/1/2038, H15T1Y +2.4200% [1]	1,687
22,388	FNMA Collateral, 4.40%, 6/1/2036, Monthly US LIBOR +1.6140% [1]	23,550
55,590	FNMA Collateral, 4.52%, 6/1/2036, Monthly US LIBOR +1.6510% [1]	55,777
4,015	FNMA Collateral, 4.55%, 8/1/2034, H15T1Y +2.1800% [1]	4,103
15,816	FNMA Collateral, 4.81%, 3/1/2038, H15T1Y +2.1700% [1]	16,693
21,180	FNMA Collateral, 4.83%, 7/1/2036, H15T1Y +2.19800% [1]	22,437
852	GNMA Collateral, 6.50%, 1/15/2024, Monthly US LIBOR +1.8920% [1]	943
100	GNMA Collateral, 6.50%, 4/15/2026	110
113	GNMA Collateral, 7.00%, 9/15/2023	118
6,244	GNMA Collateral, 7.00%, 4/15/2028	6,373
549	GNMA Collateral, 7.50%, 12/15/2023	554
2,966	GNMA2 Collateral, 3.75%, 7/20/2023, H15T1Y +1.5000% [1]	3,029
2,798	GNMA2 Collateral, 3.75%, 8/20/2023, H15T1Y +1.5000% [1]	2,859
5,395	GNMA2 Collateral, 3.75%, 9/20/2024, H15T1Y +1.5000% [1]	5,536
2,444	GNMA2 Collateral, 3.75%, 7/20/2025, H15T1Y +1.5000% [1]	2,515
10,109	GNMA2 Collateral, 3.75%, 9/20/2030, H15T1Y +1.5000% [1]	10,271
23,365	GNMA2 Collateral, 3.75%, 7/20/2031, H15T1Y +1.5000% [1]	24,341
23,991	GNMA2 Collateral, 3.75%, 7/20/2036, H15T1Y +1.5000% [1]	24,665
20,311	GNMA2 Collateral, 3.75%, 8/20/2041, H15T1Y +1.5000% [1]	21,128
1,171	GNMA2 Collateral, 3.88%, 4/20/2024, H15T1Y +1.5000% [1]	1,175
2,548	GNMA2 Collateral, 3.88%, 5/20/2024, H15T1Y +1.5000% [1]	2,611
14,586	GNMA2 Collateral, 4.00%, 1/20/2023, H15T1Y +1.5000% [1]	14,856
10,834	GNMA2 Collateral, 4.00%, 1/20/2024, H15T1Y +1.5000% [1]	11,078
2,139	GNMA2 Collateral, 4.00%, 2/20/2024, H15T1Y +1.5000% [1]	2,188
2,277	GNMA2 Collateral, 4.00%, 3/20/2024, H15T1Y +1.5000% [1]	2,329
11,615	GNMA2 Collateral, 4.00%, 2/20/2025, H15T1Y +1.5000% [1]	11,923
27,030	GNMA2 Collateral, 4.00%, 1/20/2032, H15T1Y +1.5000% [1]	28,105
3,926	GNMA2 Collateral, 4.12%, 10/20/2022, H15T1Y +1.5000% [1]	3,942
8,023	GNMA2 Collateral, 4.12%, 12/20/2024, H15T1Y +1.5000% [1]	8,140
3,320	GNMA2 Collateral, 4.12%, 12/20/2032, H15T1Y +1.5000% [1]	3,450
31,523	GNMA2 Collateral, 4.12%, 10/20/2034, H15T1Y +1.5000% [1]	32,821
	TOTAL ASSET BACKED SECURITIES (Cost $1,065,817)	1,069,900

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
160,608	Freddie Mac Multifamily Structured Pass Through, 1.58%, 4/25/2022	159,776
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $159,909)	159,776

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Par Value		Fair Value

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 21.3%
$300,000	Federal Agricultural Mortgage Corp., 1.85%, 9/16/2022	$299,561
400,000	Federal Agricultural Mortgage Corp., 2.04%, 6/21/2024	405,836
250,000	Federal Agricultural Mortgage Corp., 2.10%, 6/6/2022	252,363
400,000	Federal Agricultural Mortgage Corp., 2.50%, 1/30/2023	410,192
250,000	Federal Agricultural Mortgage Corp., 2.68%, 2/1/2022	255,174
360,000	Federal Agricultural Mortgage Corp., 2.68%, 6/5/2024	360,176
250,000	Federal Agricultural Mortgage Corp., 2.89%, 4/29/2022	257,169
250,000	Federal Agricultural Mortgage Corp., 3.00%, 2/23/2027	268,291
300,000	Federal Farm Credit Banks, 2.35%, 12/12/2021	302,162
300,000	Federal Farm Credit Banks, 2.40%, 9/21/2026	312,668
250,000	Federal Home Loan Banks, 2.25%, 10/24/2022	250,055
300,000	Federal Home Loan Banks, 2.50%, 5/30/2023	309,796
325,000	Federal Home Loan Mortgage Corp., 1.75%, 9/4/2024	324,452
400,000	Federal Home Loan Mortgage Corp., 2.05%, 9/5/2023	399,299
150,000	Federal Home Loan Mortgage Corp., 2.38%, 1/13/2022	152,344
225,000	Federal National Mortgage Association, 2.63%, 9/6/2024	235,843
	TO,TAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,766,684)	4,795,381

	TOTAL INVESTMENTS - 97.0% (Cost $21,434,176)	$21,835,013
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%	685,358
	TOTAL NET ASSETS - 100.0%	$22,520,371

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
1. Floating rate, rate shown represents the rate at September 30, 2019.

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Fair Value

	COMMON STOCK - 29.0%
	AUTO PARTS & EQUIPMENT - 1.7%
22,600	Aptiv PLC	$1,975,692

	BANKS - 2.5%
88,500	First Horizon National Corp.	1,433,700
15,900	First Republic Bank	1,537,530
		2,971,230
	BUILDING MATERIALS - 2.0%
20,100	Johnson Controls International PLC	882,189
9,800	Vulcan Materials Co.	1,482,152
		2,364,341
	ELECTRIC - 3.2%
29,000	Atlantica Yield PLC	698,610
37,800	Hydro One Ltd. [1]	707,238
10,200	NextEra Energy, Inc.	2,376,498
		3,782,346
	ELECTRONICS - 1.8%
15,300	Agilent Technologies, Inc.	1,172,439
1,300	Mettler-Toledo International, Inc. [2]	915,720
		2,088,159
	ENERGY-ALTERNATE SOURCES - 3.0%
82,300	Pattern Energy Group, Inc.	2,216,339
76,100	Terraform Power, Inc.	1,386,922
		3,603,261
	ENVIRONMENTAL CONTROL - 1.5%
15,200	Waste Management, Inc.	1,748,000

	FOOD - 0.5%
7,900	Lamb Weston Holdings, Inc.	574,488

	MACHINERY-DIVERSIFIED - 2.4%
5,600	IDEX Corp.	917,728
24,200	Xylem, Inc.	1,926,804
		2,844,532
	MISCELLANEOUS MANUFACTURING - 1.4%
13,300	Ingersoll-Rand PLC	1,638,693

	OFFICE FURNISHINGS - 0.7%
17,100	Herman Miller, Inc.	788,139

	PIPELINES - 2.9%
27,600	ONEOK, Inc.	2,033,844
57,700	Williams Cos., Inc.	1,388,262
		3,422,106
	RETAIL - 1.2%
13,200	Lowe's Cos., Inc.	1,451,472

	SEMICONDUCTORS - 2.4%
4,300	ASML Holding NV	1,068,206
3,200	NVIDIA Corp.	557,024
10,600	NXP Semiconductors NV	1,156,672
		2,781,902
	SOFTWARE - 0.9%
1,100	Constellation Software, Inc.	1,102,038

	TELECOMMUNICATIONS - 0.9%
207,600	Nokia OYJ - ADR	1,050,456

	TOTAL COMMON STOCK (Cost $31,502,360)	34,186,855

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Shares		Fair Value

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 12.0%
15,100	Alexandria Real Estate Equities, Inc.	$2,326,004
15,600	Crown Castle International Corp.	2,168,556
3,200	Equinix, Inc.	1,845,760
1,800	Essex Property Trust, Inc.	587,970
59,500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,734,425
64,200	HCP, Inc.	2,287,446
20,200	Prologis, Inc.	1,721,444
20,900	Ventas, Inc.	1,526,327
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $12,722,874)	14,197,932

	PREFERRED STOCK - 1.4%
	AGRICULTURE - 1.4%
16,200	Bunge, Ltd., 4.88%, Perpetual	1,646,406
	TOTAL PREFERRED STOCK (Cost $1,618,271)	1,646,406

	LIMITED PARTNERSHIPS - 4.7%
	ELECTRIC - 2.3%
67,900	Brookfield Renewable Partners LP	2,758,098

	ENERGY-ALTERNATIVE SOURCES - 2.4%
53,900	NextEra Energy Partners LP	2,848,076

	TOTAL LIMITED PARTNERSHIPS (Cost $4,383,063)	5,606,174

	CORPORATE BONDS - 24.7%
	AGRICULTURE - 0.1%
100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	101,109

	BANKS - 1.8%
775,000	Bank of America Corp., 3.50%, 5/17/2022, Quarterly US LIBOR +0.6300% [3]	790,550
320,000	BB&T Corp., 2.63%, 6/29/2020	321,175
290,000	First Horizon National Corp., 3.50%, 12/15/2020	293,272
250,000	SCE Federal Credit Union, 2.75%, 7/24/2023, FCPR DLY -2.5000% [3,4]	261,363
175,000	Synovus Financial Corp., 3.13%, 11/1/2022	176,326
325,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	324,794
		2,167,480
	BIOTECHNOLOGY - 0.4%
400,000	Medicines Co., 2.75%, 7/15/2023	484,000

	BUILDING MATERIALS - 2.1%
400,000	BMC East LLC, 5.50%, 10/1/2024 [1]	417,135
300,000	Fortune Brands Home & Security, Inc., 4.00%, 9/21/2023	317,276
425,000	Louisiana-Pacific Corp., 4.88%, 9/15/2024	439,875
375,000	Masco Corp., 4.45%, 4/1/2025	406,419
151,000	Masco Corp., 5.95%, 3/15/2022	162,453
425,000	Masonite International Corp., 5.75%, 9/15/2026 [1]	449,969
265,000	Vulcan Materials Co., 2.78%, 3/1/2021, Quarterly US LIBOR +0.6500% [5]	265,294
		2,458,421
	COMMERCIAL SERVICES - 1.4%
200,000	Ashtead Capital, Inc., 5.63%, 10/1/2024 [1]	206,500
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	1,015,280
450,000	United Rentals North America, Inc., 5.88%, 9/15/2026	481,523
		1,703,303
	COMPUTERS - 0.5%
550,000	Apple, Inc., 2.85%, 2/23/2023	566,544

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
350,000	Air Lease Corp., 3.50%, 1/15/2020	359,093
700,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	711,496
225,000	Eaton Vance Corp., 3.63%, 6/15/2023	236,172
		1,306,761
Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Par Value		Fair Value

	CORPORATE BONDS - 24.7% (Continued)
	ELECTRIC - 0.8%
$350,000	Duke Energy Carolinas LLC, 3.35%, 5/15/2022	$361,940
600,000	MidAmerican Energy Co., 3.10%, 5/1/2027	632,339
		994,279
	ENERGY-ALTERNATIVE SOURCES - 0.4%
400,000	TerraForm Power Operating LLC, 5.00%, 1/31/2028 [1]	418,000

	ENGINEERING & CONSTRUCTION - 0.4%
420,000	MasTec, Inc., 4.88%, 3/15/2023	427,875

	HEALTHCARE-PRODUCTS - 0.7%
400,000	Hill-Rom Holdings, Inc., 4.38%, 9/15/2027 [1]	409,940
400,000	Hill-Rom Holdings, Inc., 5.75%, 9/1/2023 [1]	411,680
		821,620
	HOME FURNISHINGS - 0.4%
500,000	Tempur Sealy International, Inc., 5.50%, 6/15/2026	523,125

	INSURANCE - 1.7%
575,000	Aflac, Inc., 3.25%, 3/17/2025	603,369
625,000	Brown & Brown, Inc., 4.20%, 9/15/2024	661,719
250,000	Primerica, Inc., 4.75%, 7/15/2022	265,025
400,000	UNUM Group, 4.00%, 3/15/2024	422,865
		1,952,978
	INTERNET - 1.9%
1,600,000	Palo Alto Networks, Inc., 0.75%, 7/1/2023	1,690,467
525,000	VeriSign, Inc., 5.25%, 4/1/2025	575,164
		2,265,631
	IRON/STEEL - 0.3%
400,000	Steel Dynamics, Inc., 5.25%, 4/15/2023	407,500

	MACHINERY-DIVERSIFIED - 1.0%
400,000	Mueller Water Products, Inc., 5.50%, 6/15/2026 [1]	419,000
725,000	Roper Technologies, Inc., 3.80%, 12/15/2026	775,611
		1,194,611
	MULTI - NATIONAL - 0.3%
325,000	European Investment Bank, 2.50%, 10/15/2024	338,713

	PHARMACEUTICALS - 1.6%
1,000,000	Neurocrine Biosciences, Inc., 2.25%, 5/15/2024	1,371,711
500,000	Theratechnologies, Inc., 5.75%, 6/30/2023 [1,4,6]	477,500
		1,849,211
	PRIVATE EQUITY - 0.8%
1,000,000	Hercules Capital, Inc., 4.63%, 10/23/2022	1,000,556

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.6%
675,000	Alexandria Real Estate Equities, Inc., 3.80%, 4/15/2026	718,703
750,000	Crown Castle International Corp., 3.65%, 9/1/2027	794,794
250,000	Digital Realty Trust LP, 2.75%, 2/1/2023	252,685
260,000	Digital Realty Trust LP, 3.95%, 7/1/2022	271,517
500,000	HAT Holdings I LLC, 5.25%, 7/15/2024 [1]	526,875
34,000	HCP, Inc., 4.00%, 12/1/2022	35,621
250,000	HCP, Inc., 4.00%, 6/1/2025	266,329
440,000	Highwoods Realty LP, 3.20%, 6/15/2021	445,628
650,000	Kilroy Realty LP, 4.75%, 12/15/2028	731,940
375,000	Mid-America Apartments LP, 3.60%, 6/1/2027	396,991
265,000	Tanger Properties, 3.88%, 7/15/2027	270,433
665,000	Welltower, Inc., 4.50%, 1/15/2024	718,768
		5,430,284
Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Par Value		Fair Value

	CORPORATE BONDS - 24.7% (Continued)
	RETAIL - 0.8%
$450,000	AutoNation, Inc., 3.50%, 11/15/2024	$458,894
425,000	Penske Auto Group, Inc., 5.75%, 10/1/2022	431,749
		890,643
	SOFTWARE - 0.4%
400,000	Open Text Corp., 5.88%, 6/1/2026 [1]	428,080

	TELECOMMUNICATIONS - 0.7%
750,000	Verizon Communications, Inc., 3.88%, 2/8/2029	823,724

	TEXTILES - 0.3%
300,000	Mohawk Industries, Inc., 3.85%, 2/1/2023	313,205

	TRANSPORTATION - 0.2%
188,000	XPO Logistics, Inc., 6.50%, 6/15/2022 [1]	192,136

	TOTAL CORPORATE BONDS (Cost $28,259,001)	29,059,789

	MUNICIPAL BONDS - 0.6%
	CALIFORNIA - 0.3%
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	218,445
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	100,886
		319,331
	HAWAII - 0.1%
150,000	City & County of Honolulu, HI, 2.52%, 10/1/2026	153,941

	NEW YORK - 0.0%
25,000	City of Auburn, NY, 2.63%, 3/1/2020	24,989

	TEXAS - 0.2%
181,796	Dallas County Schools, 3.45%, 12/1/2022 [4]	172,706

	TOTAL MUNICIPAL BONDS (Cost $654,858)	670,967

	ASSET BACKED SECURITIES - 15.9%
874,903	FGLMC Collateral, 3.00%, 12/1/2032	897,420
762,346	FGLMC Collateral, 3.50%, 11/1/2044	796,138
1,046,893	FGLMC Collateral, 3.50%, 2/1/2048	1,083,844
308,185	FGLMC Collateral, 4.00%, 5/1/2032	321,974
365,213	FGLMC Collateral, 4.00%, 11/1/2045	385,634
1,219,885	FNMA Collateral, 2.50%, 10/1/2043	1,219,225
566,987	FNMA Collateral, 3.00%, 3/1/2034	579,825
959,530	FNMA Collateral, 3.00%, 12/1/2045	988,671
1,123,380	FNMA Collateral, 3.00%, 11/1/2046	1,150,968
958,190	FNMA Collateral, 3.00%, 2/1/2047	987,633
1,263,801	FNMA Collateral, 3.00%, 8/1/2049	1,283,464
341,053	FNMA Collateral, 3.50%, 6/1/2027	356,173
573,822	FNMA Collateral, 3.50%, 1/1/2046	597,841
397,633	FNMA Collateral, 3.50%, 9/1/2047	410,872
854,431	FNMA Collateral, 3.50%, 6/1/2049	879,166
969,105	FNMA Collateral, 3.50%, 6/1/2049	997,704
388,573	FNMA Collateral, 4.00%, 7/1/2033	406,063
373,771	FNMA Collateral, 4.00%, 11/1/2047	391,478
918,758	FNMA Collateral, 4.00%, 11/1/2048	955,434
1,125,456	FNMA Collateral, 4.00%, 2/1/2049	1,173,684
1,200,706	FNMA Collateral, 4.00%, 6/1/2049	1,247,078
201,351	FNMA Collateral, 4.50%, 6/1/2044	218,216
1,192,649	GNMA2 Collateral, 3.00%, 1/20/2046	1,231,620
243,510	Option One Mortgage Loan Trust, 2.83%, 11/25/2034, Monthly US LIBOR +0.6800% [5]	235,363
	TOTAL ASSET BACKED SECURITIES (Cost $18,560,699)	18,795,488

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2019

Par Value		Fair Value

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.0%
$1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.94%, 4/25/2029	$1,072,817
2,745	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	2,743
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,032,121)	1,075,560

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 1.8%
1,000,000	Federal Farm Credit Banks Funding Corp., 2.58%, 6/15/2027	1,049,143
1,000,000	Federal Farm Credit Banks Funding Corp., 2.90% 6/28/2032	1,082,463
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $2,126,181)	2,131,606

Shares

	SHORT-TERM INVESTMENTS - 0.1%
101,141	Fidelity Investments Money Market Fund - Institutional Class, 1.86% [7]	101,141
	TOTAL SHORT-TERM INVESTMENTS (Cost $101,141)	101,141

	TOTAL INVESTMENTS - 91.2% (Cost $100,960,569)	$107,471,918
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%	10,439,301
	TOTAL NET ASSETS - 100.0%	$117,911,219

ADR - American Depositary Receipts
FCPR - Federal Reserve Bank Prime Loan Rate US
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
1. 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 4.29% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
2. Non-Income producing security.
3. Variable rate, rate shown represents the rate at September 30, 2019.
4. Illiquid security. As of September 30, 2019 represented 0.63% of Total Net Assets.
5. Floating rate, rate shown represents the rate at September 30, 2019.
6. Restricted security.
7. Interest rate reflects seven-day effective yield on September 30, 2019.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Fund's assets and liabilities measured at fair value:

Eventide Dividend Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$12,155,672	$-	$-	$12,155,672
Limited Partnerships	1,352,692	-	-	1,352,692
Preferred Stock	708,784	-	-	708,784
Real Estate Investment Trust (REITs)	3,315,679	-	-	3,315,679
Short-Term Investments	101,585	-	-	101,585
Total	$17,634,412	$-	$-	$17,634,412

Eventide Gilead Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$2,013,554,858	$-	$-	$2,013,554,858
Limited Partnerships	52,666,790	-	-	52,666,790
Preferred Stock	-	7,674,362	40,194,243	47,868,605
Real Estate Investment Trust (REITs)	73,063,450	-	-	73,063,450
Short-Term Investments	10,699,383	-	-	10,699,383
Total	$2,149,984,481	$7,674,362	$40,194,243	$2,197,853,086

Eventide Healthcare & Life Sciences Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$817,425,560	$-	$-	$817,425,560
Preferred Stock	-	25,162,945	36,609,388	61,772,333
Short-Term Investments	3,088,247	-	-	3,088,247
Total	$820,513,807	$25,162,945	$36,609,388	$882,286,140

Eventide Limited-Term Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Agency Collateral CMO	$-	$1,942,402	$-	$1,942,402
Asset Backed Securities	-	1,069,900	-	1,069,900
Corporate Bonds	-	11,328,026	-	11,328,026
Commercial Mortgage Backed Securities	-	159,776	-	159,776
Municipal Bonds	-	1,140,240	-	1,140,240
Preferred Stock	1,399,288	-	-	1,399,288
U.S. Government & Agencies Obligations	-	4,795,381	-	4,795,381
Total	$1,399,288	$20,435,725	$-	$21,835,013

Eventide Multi-Asset Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$18,795,488	$-	$18,795,488
Commercial Mortgage Backed Securities	-	1,075,560	-	1,075,560
Common Stocks *	34,186,855	-	-	34,186,855
Corporate Bonds	-	29,059,789	-	29,059,789
Limited Partnerships	5,606,174	-	-	5,606,174
Municipal Bonds	-	670,967	-	670,967
Preferred Stock	1,646,406	-	-	1,646,406
Real Estate Investment Trust (REITs)	14,197,932	-	-	14,197,932
Short-Term Investments	101,141	-	-	101,141
U.S. Government & Agencies Obligations	-	2,131,606	-	2,131,606
Total	$55,738,508	$51,733,410	$-	$107,471,918

* For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
Eventide Gilead Fund
	Preferred Stock	Total
Beginning Balance 6/30/2019	$68,603,757	$68,603,757
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(28,409,514)	(28,409,514)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Net transfers in/out of level 3	-	-
Ending Balance 9/30/2019	$40,194,243	$40,194,243

Eventide Healthcare & Life Sciences Fund
	Preferred Stock	Total
Beginning Balance 6/30/2019	$45,139,509	$45,139,509
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(8,530,121)	(8,530,121)
Cost of Purchases	-	-
Proceeds from Sales	-	-
Net transfers in/out of level 3	-	-
Ending Balance 9/30/2019	$36,609,388	$36,609,388

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at	Valuation Techniques	Unobservable Input	Impact to Valuation
September 30, 2019
	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.	2.5 - 75% range for probability of success of milestones, with a per share discounted weighted average of $0.8168.	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value
$0.86
		5% Liquidity Risk	Increase (Decrease) in Credit Risk/ Liquidity Risk equals Decrease (Increase) in value
5% Deal Risk

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Pliant Therapeutics, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Goldfinch Biopharma, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Zeno Pharmaceuticals, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Option Risk - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended September 30, 2019, the Healthcare & Life Sciences Fund had realized loss of $682,154 from options contracts.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Eventide Dividend Opportunity Fund	$15,907,429	$2,012,267	$(285,284)	$1,726,983
Eventide Gilead Fund	1,704,480,849	638,208,711	(144,836,474)	493,372,237
Eventide Healthcare & Life Sciences Fund	861,806,504	138,653,306	(118,173,670)	20,479,636
Eventide Limited-Term Bond Fund	21,437,530	427,323	(29,840)	397,483
Eventide Multi-Asset Fund	100,370,362	7,534,706	(433,150)	7,101,556